Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	[1]	$ 64,720
Ending balance	[1]	59,544	$ 64,720
Accumulated Other Comprehensive Income/(Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(9,522)	(7,316)	$ (3,271)
Other comprehensive income/(loss)	[2]	(1,514)	(2,206)	(4,045)
Ending balance		(11,036)	(9,522)	(7,316)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(5,863)	(2,689)	(590)
Other comprehensive income/(loss)	[2]	(797)	(3,174)	(2,099)
Ending balance		(6,659)	(5,863)	(2,689)
Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		421	517	79
Other comprehensive income/(loss)	[2]	(73)	(96)	438
Ending balance		348	421	517
Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(227)	(222)	150
Other comprehensive income/(loss)	[2]	96	(5)	(372)
Ending balance		(131)	(227)	(222)
Actuarial Gains/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(4,733)	(5,654)	(3,223)
Other comprehensive income/(loss)	[2]	(740)	921	(2,432)
Ending balance		(5,473)	(4,733)	(5,654)
Prior Service (Costs)/Credits and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		880	733	313
Other comprehensive income/(loss)	[2]	(1)	148	419
Ending balance		$ 879	$ 880	$ 733

[1]	Amounts may not add due to rounding.
[2]	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $3 million loss in 2016, $26 million loss in 2015 and $3 million gain in 2014.